Accounts and transactions with related parties (Details Textual) $ in Thousands						12 Months Ended
	Aug. 28, 2021 CLP ($) shares	Aug. 28, 2020 CLP ($) shares	May 30, 2020	Apr. 11, 2018 CLF	Apr. 11, 2018 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Statement [Line Items]
Directors' remuneration expense					$ 100
Expenses For Monthly Attendance Fee To Chairman | CLF				CLF 200
Key management personnel compensation						$ 9,129,532	$ 6,701,955	$ 7,993,975
Business Operations Basis Spread Percentage						3.00%
Cervecera Guayacn Spa [Member]
Statement [Line Items]
Business Operations Basis Spread Percentage			0.78%
Cerverica Czot Spa [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Statement [Line Items]
Business Operations Basis Spread Percentage	3.79%
Disposal Of Shares In Subsidiary Shares | shares	15,167	15,167
Disposal Of Shares In Subsidiary Value	$ 42,506	$ 42,506